summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2018
summary of significant accounting policies
Disclosure of accounting policies requiring a more significant choice among policies and/or a more significant application of judgment

Accounting policy requiring a more significant choice among policies and/or a more significant application of judgment
Accounting policy		Yes	No
General application
(a)	Consolidation		X
(b)	Use of estimates and judgments	X
(c)	Financial instruments – recognition and measurement		X
(d)	Hedge accounting		X
Results of operations focused
(e)	Revenue recognition	X
(f)	Depreciation, amortization and impairment	X
(g)	Translation of foreign currencies		X
(h)	Income and other taxes	X
(i)	Share-based compensation		X
(j)	Employee future benefit plans	X
Financial position focused
(k)	Cash and temporary investments, net		X
(l)	Inventories		X
(m)	Property, plant and equipment; intangible assets	X
(n)	Leases		X
(o)	Investments		X

Schedule of useful lives of property, plant, and equipment and intangible assets

Estimated useful lives for the majority of our property, plant and equipment subject to depreciation are as follows:

Estimated useful lives [1]
Network assets
Outside plant	17 to 40 years
Inside plant	4 to 25 years
Wireless site equipment	5 to 7 years
Balance of depreciable property, plant and equipment	3 to 40 years
1

The composite depreciation rate for the year ended December 31, 2018, was 5.0% (2017 – 5.0%). The rate is calculated by dividing depreciation expense by an average of the gross book value of depreciable assets over the reporting period.

Estimated useful lives for the majority of our intangible assets subject to amortization are as follows:

Estimated useful lives
Wireline subscriber base	25 years
Customer contracts and related customer relationships	4 to 10 years
Software	2 to 10 years
Access to rights-of-way and other	5 to 30 years